Group Balance Sheet - (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Non-current assets
Intangible assets	£ 113,827	£ 115,343	£ 126,764
Property, plant and equipment	4,866	5,060	5,444
Investments in associates and joint ventures	1,939	1,796	2,133
Retirement benefit assets	803	714	577
Deferred tax assets	622	534	419
Trade and other receivables	255	242	240
Investments held at fair value	37	22	28
Derivative financial instruments	295	367	504
Total non-current assets	122,644	124,078	136,109
Current assets
Inventories	6,408	5,998	6,796
Income tax receivable	146	79	108
Trade and other receivables	3,934	3,721	4,484
Investments held at fair value	336	242	183
Derivative financial instruments	419	430	210
Cash and cash equivalents	3,014	3,139	4,784
Total current assets other than non-current assets classified as held for sale	14,257	13,609	16,565
Assets classified as held-for-sale	94	3	3
Total current assets	14,351	13,612	16,568
Total assets	136,995	137,690	152,677
Equity - capital and reserves
Share capital	614	614	614
Share premium, capital redemption and merger reserves	26,622	26,618	26,617
Other reserves	(7,361)	(6,600)	490
Retained earnings	43,022	42,041	41,422
Owners of the parent	62,897	62,673	69,143
Non-controlling interests	277	282	282
Total equity	63,174	62,955	69,425
Non-current liabilities
Borrowings	36,361	39,927	43,395
Retirement benefit liabilities	1,279	1,524	1,574
Deferred tax liabilities	16,245	16,314	18,104
Other provisions for liabilities	411	387	399
Trade and other payables	1,058	1,064	1,034
Derivative financial instruments	49	41	212
Total non-current liabilities	55,403	59,257	64,718
Current liabilities
Borrowings	8,649	4,041	7,066
Income tax payable	776	868	1,295
Other provisions for liabilities	372	598	365
Trade and other payables	8,504	9,693	9,535
Derivative financial instruments	97	278	273
Liabilities associated with asset classified as held-for-sale	20
Total current liabilities	18,418	15,478	18,534
Total equity and liabilities	£ 136,995	£ 137,690	£ 152,677